Supplement to the
Energy Portfolio
Service Class 2
April 30, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

VNR2-SUM-17-01 1.9886538.100	November 17, 2017

Supplement to the
Energy Portfolio
Initial Class
April 30, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

VNRI-SUM-17-01 1.9886539.100	November 17, 2017

Supplement to the
Energy Portfolio
Investor Class
April 30, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee(s) has been removed.

VNR-INV-SUM-17-01 1.9886520.100	November 17, 2017